Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities [Abstract]
Interest expense and related debt fees	$ 150,336	$ 112,858
Liquefaction Project costs	66,223	22,014
LNG terminal costs	3,918	1,077
Other accrued liabilities	3,815	629
Total accrued liabilities	$ 224,292	$ 136,578